Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 59,219	$ 58,817
Impairment	(1,415)	(1,415)
Less: accumulated depreciation	(7,214)	(5,261)
Plant and equipment, net	50,590	52,141
Leasehold land and buildings.
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	58,927	58,646
Leasehold improvements
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	17	17
Machinery and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	14	13
Vehicles and office equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 261	$ 141